Expense Example	Sep. 30, 2024 USD ($)
(Eaton Vance CLO Investment Grade Income ETF) | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
(Eaton Vance High Income Municipal ETF) | Eaton Vance High Income Municipal ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	$ 125